DOUBLELINE ETF TRUST

DoubleLine Commodity Strategy ETF (the “Fund”)

Supplement dated December 13, 2024 to the Fund’s Summary Prospectus

(the “Summary Prospectus”), Prospectus (the “Prospectus”) and

Statement of Additional Information (the “SAI”), each dated January 31, 2024, as supplemented from time to time

This supplement provides new and additional information beyond that contained in the Summary Prospectus, Prospectus and SAI and should be read in conjunction with the Summary Prospectus, Prospectus and SAI. Capitalized terms used but not defined herein shall have the meanings assigned to them by the Summary Prospectus, Prospectus, or SAI, as applicable.

Effective December 31, 2024, the portfolio managers to the Fund are Jeffrey Sherman, Jeffrey Mayberry and Eric Dhall. Effective December 31, 2024, Samuel Lau is retiring from DoubleLine Alternatives LP and all references to Mr. Lau as a portfolio manager for the Fund are hereby deleted in their entirety from the Summary Prospectus, Prospectus and SAI.

1.	The Portfolio Managers table in the Prospectus (under “Fund Summaries – DoubleLine Commodity Strategy ETF”) and in the Summary Prospectus is hereby updated with the following additional information:

Name	Experience with the Fund	Primary Title with the Investment Adviser
Eric Dhall	Since December 2024	Portfolio Manager

2.	The Portfolio Managers table in the Prospectus under “Management of the Funds – Portfolio Managers” is hereby updated with the following additional information:

Portfolio Manager	Length of Service	Business Experience during the Past 5 Years
Eric Dhall	DoubleLine Commodity Strategy ETF (Since December 2024)	Mr. Dhall joined DoubleLine in 2013. He is a Portfolio Manager on DoubleLine’s Macro-Asset Allocation team where he works with portfolio management, analysts and traders on derivatives-based and multi-asset strategies.

3.

Under the section titled “PORTFOLIO MANAGEMENT- Ownership of Securities and Other Managed Accounts” in the SAI, the table that provides the number of other accounts managed by the portfolio managers of the Fund and the total assets of such accounts is hereby updated with the following additional information:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets ($Million)	Number of Accounts	Total Assets ($Million)	Number of Accounts	Total Assets ($Million)
Eric Dhall(1)	0	0	0	0	0	0

(1)	This information is stated as of November 30, 2024.

4.

Under the section titled “PORTFOLIO MANAGEMENT- Ownership of Securities and Other Managed Accounts” in the SAI, the information regarding Messrs. Lau, Mayberry and Sherman in the table that provides the dollar range of securities of the Fund owned by each portfolio manager is hereby deleted and replaced in its entirety with the following:

Fund Name/Portfolio Manager
Commodity Strategy ETF
Jeffrey Sherman(1)	None
Jeffrey Mayberry(1)	None
Eric Dhall(2)	$1-$10,000

(1)	This information is stated as of January 31, 2024, and because the Fund had not commenced operations as of this date, no portfolio manager beneficially owned any shares of the Fund as of such date.
(2)	This information is stated as of November 30, 2024.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.